UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: BlackRock New York Municipal Bond Fund of
              BlackRock Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 86.2%   $   700  Albany County, New York, IDA, IDR (Albany College of Pharmacy), Refunding, Series A, 5.625%
                            due 12/01/2034                                                                                  $   743
                   ----------------------------------------------------------------------------------------------------------------
                       130  Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program), Series K-1, 4.90%
                            due 7/01/2021 (a)                                                                                   135
                   ----------------------------------------------------------------------------------------------------------------
                     1,175  Albany, New York, IDA, Civic Facility Revenue Bonds (University Heights-Albany Law School),
                            Series A, 6.75% due 12/01/2019 (l)                                                                1,270
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  Battery Park City Authority, New York, Revenue Refunding Bonds, Series A, 5% due 11/01/2024       3,178
                   ----------------------------------------------------------------------------------------------------------------
                       600  Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint Bonaventure University
                            Project), Series A, 5.10% due 5/01/2031                                                             621
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Chautauqua, New York, Tobacco Asset Securitization Corporation, Revenue Bonds, 6.75%
                            due 7/01/2040                                                                                     1,081
                   ----------------------------------------------------------------------------------------------------------------
                     1,150  Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
                            Series B, 7.25% due 3/01/2019                                                                     1,265
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                            Series A, 5.875% due 2/01/2018                                                                    1,547
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                            Series A, 6% due 2/01/2028                                                                        3,095
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project), Series A, 6%
                            due 11/15/2036                                                                                    2,140
                   ----------------------------------------------------------------------------------------------------------------
                     4,000  Erie County, New York, Tobacco Asset Securitization Corporation, Asset-Backed Revenue Bonds,
                            Class A, 6.25% due 7/15/2010 (k)                                                                  4,370
                   ----------------------------------------------------------------------------------------------------------------
                     3,250  Essex County, New York, IDA, Civic Facility Revenue Bonds (Moses-Ludington Nursing Home),
                            Series A, 6.375% due 2/01/2050 (f)                                                                3,528
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds (International
                            Paper Company), AMT, Series A, 5.20% due 12/01/2023                                               2,073
                   ----------------------------------------------------------------------------------------------------------------
                     1,700  Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University Civic
                            Facility), 5.75% due 6/01/2022                                                                    1,853
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University Civic
                            Facility), 5.50% due 6/01/2032                                                                    2,684
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  Long Island Power Authority, New York, Electric System Revenue Bonds, Series C,
                            5% due 9/01/2035                                                                                  2,643
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
PILOT      Payment in Lieu of Taxes
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 2,750  Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5%
                            due 12/01/2035 (c)                                                                              $ 2,922
                   ----------------------------------------------------------------------------------------------------------------
                       100  Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Refunding Bonds,
                            Series B, 5.125% due 7/01/2024 (b)(d)                                                               103
                   ----------------------------------------------------------------------------------------------------------------
                     2,100  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB, Series 724X,
                            7.34% due 11/15/2032 (g)(n)                                                                       2,523
                   ----------------------------------------------------------------------------------------------------------------
                     4,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5%
                            due 11/15/2025 (e)                                                                                4,233
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series B, 4.50%
                            due 11/15/2036                                                                                    2,961
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT, 6.25%
                            due 2/01/2031                                                                                     1,077
                   ----------------------------------------------------------------------------------------------------------------
                       445  Monroe County, New York, IDA, Student Housing Revenue Bonds (Collegiate), Series A, 5.375%
                            due 4/01/2029                                                                                       457
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
                            Bonds, 6.375% due 6/01/2010 (k)                                                                   5,474
                   ----------------------------------------------------------------------------------------------------------------
                       525  Nassau County, New York, IDA, Civic Facility Revenue Refunding Bonds (Special Needs Facilities
                            Pooled Program), Series F-1, 4.90% due 7/01/2021 (a)                                                546
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed Revenue Refunding
                            Bonds, Series A-3, 5% due 6/01/2035                                                               2,045
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
                            Series A, 5.50% due 11/01/2034                                                                    2,593
                   ----------------------------------------------------------------------------------------------------------------
                     1,220  New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
                            Series C, 5.05% due 11/01/2036                                                                    1,277
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds,
                            Series E, 6.25% due 5/01/2036                                                                     1,070
                   ----------------------------------------------------------------------------------------------------------------
                     2,485  New York City, New York, City Housing Development Corporation, Presidential Revenue Bonds (The
                            Animal Medical Center), Series A, 5.50% due 12/01/2033                                            2,604
                   ----------------------------------------------------------------------------------------------------------------
                       505  New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special Place Inc.
                            Project), Series A, 6.125% due 1/01/2013                                                            524
                   ----------------------------------------------------------------------------------------------------------------
                     1,600  New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special Place Inc.
                            Project), Series A, 7% due 1/01/2033                                                              1,700
                   ----------------------------------------------------------------------------------------------------------------
                     6,000  New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project), 6.375%
                            due 7/01/2033                                                                                     6,424
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80% due 6/01/2028    2,751
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs Facility Pooled
                            Program), Series A-1, 6.50% due 7/01/2017                                                         1,048
                   ----------------------------------------------------------------------------------------------------------------
                     2,540  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs Facility Pooled
                            Program), Series C-1, 6.50% due 7/01/2017                                                         2,672
                   ----------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 1,780  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special Needs
                            Facilities Pooled Program), Series A-1, 4.375% due 7/01/2020 (a)                                $ 1,754
                   ----------------------------------------------------------------------------------------------------------------
                       210  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special Needs
                            Facilities Pooled Program), Series A-1, 4.50% due 7/01/2030 (a)                                     208
                   ----------------------------------------------------------------------------------------------------------------
                       885  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special Needs
                            Facilities Pooled Program), Series C-1, 4.90% due 7/01/2021 (a)                                     914
                   ----------------------------------------------------------------------------------------------------------------
                       525  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special Needs
                            Facilities Pooled Program), Series C-1, 5.10% due 7/01/2031 (a)                                     547
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5%
                            due 1/01/2036 (b)                                                                                 2,135
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5%
                            due 3/01/2036 (j)                                                                                 1,598
                   ----------------------------------------------------------------------------------------------------------------
                     3,500  New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American Airlines Inc.
                            Project), AMT, 5.40% due 7/01/2020                                                                3,370
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                            Project), AMT, 5.25% due 12/01/2032                                                                 987
                   ----------------------------------------------------------------------------------------------------------------
                       460  New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                            Project), AMT, 7.25% due 11/01/2008                                                                 473
                   ----------------------------------------------------------------------------------------------------------------
                     1,250  New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                            Project), AMT, 8% due 11/01/2012                                                                  1,379
                   ----------------------------------------------------------------------------------------------------------------
                       250  New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                            Project), AMT, 8.375% due 11/01/2016                                                                277
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                            Project), AMT, 7.75% due 8/01/2031                                                                2,453
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal One
                            Group Association Project), AMT, 5.50% due 1/01/2024                                              2,705
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York City, New York, City Municipal Financing Authority, Water and Sewer Systems Revenue
                            Bonds, 5% due 6/15/2036 (j)                                                                       1,064
                   ----------------------------------------------------------------------------------------------------------------
                       420  New York City, New York, City Transitional Finance Authority, Future Tax-Secured Revenue
                            Bonds, Series B, 5.50% due 2/01/2017                                                                452
                   ----------------------------------------------------------------------------------------------------------------
                       425  New York City, New York, City Transitional Finance Authority, Future Tax-Secured Revenue
                            Bonds, Series C, 5.375% due 2/01/2018                                                               455
                   ----------------------------------------------------------------------------------------------------------------
                     1,965  New York City, New York, GO, Refunding, Series D, 5.125% due 8/01/2018 (g)                        2,074
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York City, New York, GO, Series J, 5% due 5/15/2023                                           2,102
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  New York City, New York, GO, Series M, 5% due 4/01/2035                                           3,149
                   ----------------------------------------------------------------------------------------------------------------
                     1,550  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.50% due 6/01/2010 (k)     1,706
                   ----------------------------------------------------------------------------------------------------------------
                     1,010  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.625% due 6/01/2010 (k)    1,115
                   ----------------------------------------------------------------------------------------------------------------
                       750  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.50% due 6/01/2035           805
                   ----------------------------------------------------------------------------------------------------------------
                       490  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.625% due 6/01/2042          529
                   ----------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 1,000  New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project),
                            Series A, 6.125% due 2/15/2019                                                                  $ 1,058
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York State Dormitory Authority, Lease Revenue Refunding Bonds (Court Facilities),
                            Series A, 5.375% due 5/15/2013 (k)                                                                2,190
                   ----------------------------------------------------------------------------------------------------------------
                     1,935  New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Memorial
                            Sloan-Kettering Cancer Center), Series 1, 4.75% due 7/01/2035                                     1,995
                   ----------------------------------------------------------------------------------------------------------------
                     3,200  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount
                            Sinai-NYU Medical Center Health System), Series A, 6.625% due 7/01/2010 (k)                       3,523
                   ----------------------------------------------------------------------------------------------------------------
                     1,650  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount
                            Sinai-NYU Medical Center Health System), Series A, 6.625% due 7/01/2018                           1,783
                   ----------------------------------------------------------------------------------------------------------------
                     1,130  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (New
                            York University Hospital Center), Series A, 5% due 7/01/2016                                      1,171
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York State Dormitory Authority, Nursing Home Revenue Refunding Bonds (Menorah Campus
                            Inc.), 6.10% due 2/01/2037 (f)                                                                    1,022
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York State Dormitory Authority, Revenue Bonds (New York University), Series 1, 5.50%
                            due 7/01/2022 (b)                                                                                 1,172
                   ----------------------------------------------------------------------------------------------------------------
                       250  New York State Dormitory Authority, Revenue Bonds (Rochester University), Series A, 5.25%
                            due 7/01/2023                                                                                       269
                   ----------------------------------------------------------------------------------------------------------------
                       200  New York State Dormitory Authority, Revenue Bonds (Rochester University), Series A, 5.25%
                            due 7/01/2024                                                                                       215
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  New York State Dormitory Authority, Revenue Bonds (Rochester University), Series A, 5.125%
                            due 7/01/2039                                                                                     1,579
                   ----------------------------------------------------------------------------------------------------------------
                     1,180  New York State Dormitory Authority, Revenue Bonds (School Districts Financing Program),
                            Series E, 5.75% due 10/01/2030 (j)                                                                1,297
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  New York State Dormitory Authority, Revenue Bonds (White Plains Hospital),
                            5.375% due 2/15/2043 (f)                                                                          3,197
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  New York State Dormitory Authority, Revenue Bonds (Willow Towers Inc. Project),
                            5.40% due 2/01/2034 (h)                                                                           2,680
                   ----------------------------------------------------------------------------------------------------------------
                     1,565  New York State Dormitory Authority, Revenue Refunding Bonds (Upstate Community Colleges),
                            Series B, 5.25% due 7/01/2021                                                                     1,689
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, Series F, 5%
                            due 3/15/2035 (g)                                                                                 5,293
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York State Energy Research and Development Authority, PCR, Refunding (Central Hudson Gas
                            and Electric), Series A, 5.45% due 8/01/2027 (b)                                                  2,103
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding
                            Bonds (Riverbank State Park), 6.25% due 4/01/2012 (b)(r)                                          3,272
                   ----------------------------------------------------------------------------------------------------------------
                       875  New York State, HFA, M/F Housing Revenue Bonds (Division Street), AMT, Series A,
                            5.10% due 2/15/2038                                                                                 904
                   ----------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $   645  New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT, Series A,
                            4.90% due 2/15/2038                                                                             $   651
                   ----------------------------------------------------------------------------------------------------------------
                       580  New York State, HFA, M/F Housing Revenue Bonds (Watergate II), AMT, Series A, 4.75%
                            due 2/15/2034                                                                                       581
                   ----------------------------------------------------------------------------------------------------------------
                       495  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130, 4.80%
                            due 10/01/2037                                                                                      498
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 133,
                            4.95% due 10/01/2021                                                                              1,031
                   ----------------------------------------------------------------------------------------------------------------
                     2,980  New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due 4/01/2032                3,072
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series C,
                            5.25% due 12/01/2022                                                                              1,070
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                            due 1/01/2030 (g)                                                                                 1,552
                   ----------------------------------------------------------------------------------------------------------------
                     2,190  New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding Bonds,
                            Series C, 5% due 4/01/2020 (b)                                                                    2,316
                   ----------------------------------------------------------------------------------------------------------------
                     3,800  New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue
                            Bonds, Series D, 5.25% due 1/01/2011 (g)(k)                                                       4,030
                   ----------------------------------------------------------------------------------------------------------------
                     1,520  New York State Urban Development Corporation Revenue Bonds, Subordinate Lien, Corporation
                            Purpose, Series A, 5.125% due 7/01/2021                                                           1,618
                   ----------------------------------------------------------------------------------------------------------------
                       665  New York State Urban Development Corporation Revenue Bonds (Youth Facilities Services
                            Contract), Series B, 6% due 4/01/2010 (k)                                                           719
                   ----------------------------------------------------------------------------------------------------------------
                       750  New York State Urban Development Corporation Revenue Bonds (Youth Facilities Services
                            Contract), Series B, 6.125% due 4/01/2010 (k)                                                       814
                   ----------------------------------------------------------------------------------------------------------------
                       615  New York State Urban Development Corporation Revenue Bonds (Youth Facilities Services
                            Contract), Series B, 6.25% due 4/01/2010 (k)                                                        670
                   ----------------------------------------------------------------------------------------------------------------
                     1,685  New York State Urban Development Corporation, Revenue Refunding Bonds (Clarkson Center Advance
                            Materials), 5.50% due 1/01/2020                                                                   1,903
                   ----------------------------------------------------------------------------------------------------------------
                     3,500  New York State Urban Development Corporation, Revenue Refunding Bonds (University Facility
                            Grants), 5.50% due 1/01/2019                                                                      3,942
                   ----------------------------------------------------------------------------------------------------------------
                     3,975  Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding Bonds, AMT, Series A,
                            5.45% due 11/15/2026                                                                              4,156
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Niagara County, New York, Tobacco Asset Securitization Corporation, Asset-Backed Revenue
                            Bonds, 6.25% due 5/15/2040                                                                        1,065
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  North Country, New York, Development Authority, Solid Waste Management System, Revenue
                            Refunding Bonds, 6% due 5/15/2015 (g)                                                             1,107
                   ----------------------------------------------------------------------------------------------------------------
                     3,965  Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 6.125% due 1/01/2032              4,201
                   ----------------------------------------------------------------------------------------------------------------
                     1,365  Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 7.25% due 1/01/2032               1,482
                   ----------------------------------------------------------------------------------------------------------------
                       845  Orange County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities Pooled
                            Program), Series G-1, 4.90% due 7/01/2021 (a)                                                       879
                   ----------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 1,000  Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, 132nd Series,
                            5% due 9/01/2025                                                                                $ 1,058
                   ----------------------------------------------------------------------------------------------------------------
                       500  Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace Apartments
                            Project), AMT, 4.70% due 12/20/2038                                                                 497
                   ----------------------------------------------------------------------------------------------------------------
                     2,300  Sachem Central School District (Holbrook), New York, GO, Series B, 5% due 10/15/2013 (j)(k)       2,486
                   ----------------------------------------------------------------------------------------------------------------
                     3,500  Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College Project),
                            5% due 7/01/2031                                                                                  3,715
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Huntington Hospital Project),
                            Series B, 5.875% due 11/01/2032                                                                   2,131
                   ----------------------------------------------------------------------------------------------------------------
                       135  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities Pooled
                            Program), Series D-1, 6.50% due 7/01/2017                                                           142
                   ----------------------------------------------------------------------------------------------------------------
                       330  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities Pooled
                            Program), Series D-1, 4.90% due 7/01/2021 (a)                                                       343
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dowling College),
                            Series A, 5% due 6/01/2036 (a)                                                                    1,035
                   ----------------------------------------------------------------------------------------------------------------
                     1,360  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027             1,420
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners Facility),
                            AMT, 5.50% due 1/01/2023                                                                          4,973
                   ----------------------------------------------------------------------------------------------------------------
                     7,155  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden
                            Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (b)                                  8,024
                   ----------------------------------------------------------------------------------------------------------------
                       330  Sullivan County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities Pooled
                            Program), Series H-1, 4.90% due 7/01/2021 (a)                                                       343
                   ----------------------------------------------------------------------------------------------------------------
                     1,455  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                            due 6/01/2020 (b)                                                                                 1,563
                   ----------------------------------------------------------------------------------------------------------------
                     1,100  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                            due 6/01/2022                                                                                     1,195
                   ----------------------------------------------------------------------------------------------------------------
                       900  Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at Ithaca),
                            Series A-2, 5.75% due 7/01/2018                                                                     918
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at Ithaca),
                            Series A-2, 6% due 7/01/2024                                                                      1,026
                   ----------------------------------------------------------------------------------------------------------------
                     3,900  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%
                            due 11/15/2023 (j)                                                                                4,197
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B, 5%
                            due 11/15/2027                                                                                    2,088
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B, 5.125%
                            due 11/15/2029                                                                                    1,062
                   ----------------------------------------------------------------------------------------------------------------
                     2,290  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B, 5%
                            due 11/15/2032 (j)                                                                                2,415
                   ----------------------------------------------------------------------------------------------------------------
                       765  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2017 (g)                        824
                   ----------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $   805  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2018 (g)                    $   867
                   ----------------------------------------------------------------------------------------------------------------
                       850  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2019 (g)                        915
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Refunding
                            Bonds, Series A, 4.25% due 4/01/2031 (o)                                                            968
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor Institute),
                            5.375% due 7/15/2020                                                                              1,071
                   ----------------------------------------------------------------------------------------------------------------
                     1,210  Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor Institute),
                            5.40% due 7/15/2030                                                                               1,292
                   ----------------------------------------------------------------------------------------------------------------
                     1,505  Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A, 5.75%
                            due 8/01/2028                                                                                     1,570
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Webster, New York, Central School District, GO, Refunding, 5% due 6/15/2023 (g)                   1,061
                   ----------------------------------------------------------------------------------------------------------------
                       350  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                            Pooled Program), Series E-1, 4.90% due 7/01/2021 (a)                                                364
                   ----------------------------------------------------------------------------------------------------------------
                     5,200  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds (Kendal
                            on Hudson Project), Series A, 6.50% due 1/01/2034                                                 5,590
                   ----------------------------------------------------------------------------------------------------------------
                       655  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2026 (e)                714
                   ----------------------------------------------------------------------------------------------------------------
                       690  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2027 (e)                752
                   ----------------------------------------------------------------------------------------------------------------
                       730  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2028 (e)                795
                   ----------------------------------------------------------------------------------------------------------------
                       770  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2029 (e)                839
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates, LP Project), AMT, Series A,
                            5% due 10/01/2037                                                                                 1,037
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.8%          2,000  Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding Bonds,
                            5.875% due 7/01/2035                                                                              2,147
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.3%   1,000  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds,
                            5.625% due 5/15/2043                                                                              1,052
                   ----------------------------------------------------------------------------------------------------------------
                     7,470  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                            Appreciation Revenue Bonds, Series A, 4.771% due 7/01/2042 (e)(q)                                 1,528
                   ----------------------------------------------------------------------------------------------------------------
                     4,750  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 7.20% due 7/01/2016 (j)(n)      5,395
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2032        1,076
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2035 (e)        1,064
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                            Series 16 HH, 7.20% due 7/01/2013 (g)(n)                                                          1,155
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities Financing
                            Authority, Special Facilities Revenue Bonds (American Airlines Inc.), Series A, 6.45%
                            due 12/01/2025                                                                                    1,020
                   ----------------------------------------------------------------------------------------------------------------
                     1,420  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                            Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026          1,541
                   ----------------------------------------------------------------------------------------------------------------
                     3,700  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                            Series I, 5.25% due 7/01/2033                                                                     3,943
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin        $ 4,500  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.8%              Project), AMT, 6.50% due 7/01/2021                                                             $  5,074
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds (Cost - $248,958) - 95.1%                                                 267,535
-----------------------------------------------------------------------------------------------------------------------------------

                            Municipal Bonds Held in Trust (p)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.6%      4,950  New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee
                            Secured), 5% due 11/15/2035 (b)                                                                   5,248
                     5,250  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International
                            Air Terminal), AMT, Series 6, 6.25% due 12/01/2010 (j)                                            5,832
                     2,555  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International
                            Air Terminal), AMT, Series 6, 6.25% due 12/01/2011 (j)                                            2,838
                     1,575  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special
                            Project-JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2013 (j)                  1,750
                     2,620  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special
                            Project-JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2014 (j)                  2,911
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds Held in Trust (Cost - $17,970) - 6.6%                                      18,579
-----------------------------------------------------------------------------------------------------------------------------------

                    Shares
                      Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                       243  CMA New York Municipal Money Fund, 4.67% (i)(m)                                                     243
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Short-Term Securities (Cost - $243) - 0.1%                                                    243
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Investments (Cost - $267,171*) - 101.8%                                                   286,357

                            Other Assets Less Liabilities - 1.2%                                                              3,345

                            Liabilities for Trust Certificates, Including Interest Expense Payable - (3.0%)                  (8,506)
                                                                                                                           --------
                            Net Assets - 100.0%                                                                            $281,196
                                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $   258,819
                                                                    ===========
      Gross unrealized appreciation                                 $    19,090
      Gross unrealized depreciation                                         (27)
                                                                    -----------
      Net unrealized appreciation                                   $    19,063
                                                                    ===========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   CIFG Insured.
(d)   Escrowed to maturity.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FSA Insured.
(h)   GNMA Collateralized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                        Dividend
      Affiliate                                      Net Activity        Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                  218              $ 22
      --------------------------------------------------------------------------

(j)   MBIA Insured.
(k)   Prerefunded.
(l)   Radian Insured.
(m)   Represents the current yield as of December 31, 2006.
(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(o)   XL Capital Insured.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(q) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(r) All or a portion of security held as collateral in connection with open financial futures contracts.
o     Financial futures contracts sold as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration        Face         Unrealized
      Contracts         Issue            Date          Value        Appreciation
      --------------------------------------------------------------------------
           75        30-Year U.S.        March
                     Treasury Bond       2007       $ 8,562,071      $ 204,258
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in Item 1 of this filing. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007